Annual Total Returns (Vanguard Short-Term Corporate Bond Index Fund - ETF Shares ETF) (Vanguard Short-Term Corporate Bond Index Fund, Vanguard Short-Term Corporate Bond Index Fund - ETF Shares)	18 Months Ended
Feb. 28, 2013
Vanguard Short-Term Corporate Bond Index Fund | Vanguard Short-Term Corporate Bond Index Fund - ETF Shares
Annual Total Return
2012	5.74%
2011	2.94%
2010	5.51%